DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2013
Description Of Business And Basis Of Presentation Disclosure [Abstract]
Description of Business and Basis of Presentation Disclosure

1.       DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Time Warner Cable Inc. (together with its subsidiaries, “TWC” or the “Company”) is among the largest providers of video, high-speed data and voice services in the U.S., with technologically advanced, well-clustered cable systems located mainly in five geographic areas – New York State (including New York City), the Carolinas, the Midwest (including Ohio, Kentucky and Wisconsin), Southern California (including Los Angeles) and Texas. TWC's mission is to connect its customers to the world—simply, reliably and with superior service. TWC offers video, high-speed data and voice services to residential and business services customers. TWC's residential services also include security and home management services, and TWC's business services also include networking and transport services (including cell tower backhaul services) and enterprise-class, cloud-enabled hosting, managed applications and services. TWC also sells video and online advertising inventory to a variety of local, regional and national customers.

On February 12, 2014, the Company entered into an Agreement and Plan of Merger with Comcast Corporation (“Comcast”) whereby the Company agreed to merge with and into a 100% owned subsidiary of Comcast. Upon completion of the merger, all of the outstanding shares of the Company will be cancelled and each issued and outstanding share will be converted into the right to receive 2.875 shares of Class A common stock of Comcast. The merger is subject to the approval of the Company's and Comcast's stockholders, regulatory approvals and certain other closing conditions.

On January 13, 2014, Charter Communications, Inc. (“Charter”) made an unsolicited proposal to acquire the Company. After careful consideration, including a thorough review of the offer with its financial and legal advisors, TWC's Board of Directors (“TWC's Board”) unanimously determined that Charter's offer was grossly inadequate, substantially undervalued the Company and was not in the best interests of the Company and its stockholders. On February 11, 2014, Charter provided formal notice to the Company of its nomination of a slate of thirteen independent candidates for election to TWC's Board at the Company's 2014 annual meeting of stockholders. In addition to nominating the slate of independent candidates for election to TWC's Board, Charter also proposed that the stockholders amend the Company's by-laws to fix the size of TWC's Board at thirteen members and to repeal any amendments to the by-laws that were adopted by TWC's Board without stockholder approval after July 26, 2012.

Basis of Presentation

Changes in Basis of Presentation

Effective in the first quarter of 2014, the Company determined it has three reportable segments: Residential Services, Business Services and Other Operations. The Company's reportable segments have been determined based on how management evaluates and manages the business. The Company has recast its financial information and disclosures for prior periods to reflect the segment disclosures as if the current presentation had been in effect throughout all periods presented. Refer to Note 16 for further information regarding the Company's segment information.

Additionally, during the first quarter of 2014, the Company revised its categorization of operating costs and expenses to be consistent with how such costs and expenses are presented to management and to provide a more meaningful presentation. The Company has recast the consolidated financial statements, financial information and disclosures of operating costs and expenses for prior periods to reflect the new categorization, which had no impact on total operating costs and expenses, Operating Income or net income attributable to TWC shareholders for any period presented. The Company's operating costs and expenses are presented in the following categories: (i) programming and content, (ii) sales and marketing, (iii) technical operations, (iv) customer care and (v) other operating costs.

Except as related to the matters discussed above that have led to the recast financial information presented herein, the disclosures contained herein have not been updated to reflect other transactions and/or events from those disclosures contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2013 (the “2013 Form 10-K”); accordingly, the financial and other information herein should be read in conjunction with the Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2014 and the 2013 Form 10-K.

Basis of Consolidation

The consolidated financial statements include all of the assets, liabilities, revenue, expenses and cash flows of TWC and all entities in which TWC has a controlling voting interest. The consolidated financial statements include the results of the Time Warner Entertainment-Advance/Newhouse Partnership (“TWE-A/N”) only for the TWE-A/N cable systems that are controlled by TWC and for which TWC holds an economic interest. Intercompany accounts and transactions between consolidated companies have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and footnotes thereto. Actual results could differ from those estimates. Significant estimates inherent in the preparation of the consolidated financial statements include accounting for allowances for doubtful accounts, depreciation and amortization, business combinations, derivative financial instruments, pension benefits, equity-based compensation, income taxes, loss contingencies, certain programming arrangements and asset impairments. Allocation methodologies used to prepare the consolidated financial statements are based on estimates and have been described in the notes, where appropriate.

Reclassifications

As discussed above, certain reclassifications have been made to the prior year financial information to conform to the current year presentation.